Brighthouse Life Insurance Company of NY

285 Madison Avenue, Suite 1400

New York, NY 10017

April 29, 2026

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY
Brighthouse Variable Annuity Account B
File Nos. 333-96785/811-08306
(Class L and Class L-4 Year (offered between November 22, 2004 and October 7, 2011))
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”) and Brighthouse Variable

Annuity Account B (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the

Securities Act of 1933, that the form of Prospectus Supplement dated April 27, 2026 to the Class L

Prospectus dated April 27, 2026, Prospectus Supplement dated April 27, 2026 to the Class L-4 Year

Prospectus dated April 27, 2026, Class L and Class L-4 Year Prospectuses, each dated April 27, 2026,

and Statement of Additional Information (“SAI”) dated April 27, 2026, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements, Prospectuses and SAI contained in Post-Effective Amendment No. 40 for the Account filed electronically with the Commission on April 21, 2026.

If you have any questions, please call the undersigned at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company of NY